Geneva Advisors Mid Cap Growth Fund
Geneva Advisors Mid Cap Growth Fund
Investment Objective
The investment objective of the Geneva Advisors Mid Cap Growth Fund (the “Fund” or the “Mid Cap Growth Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Geneva Advisors Mid Cap Growth Fund	Geneva Advisors Mid Cap Growth Fund - Class R Shares	Geneva Advisors Mid Cap Growth Fund - Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Geneva Advisors Mid Cap Growth Fund		Geneva Advisors Mid Cap Growth Fund - Class R Shares	Geneva Advisors Mid Cap Growth Fund - Class I Shares
Management Fees		1.10%	1.10%
Distribution (12b-1) and Service Fees		0.35%	none
Other Expenses	[1]	2.09%	2.09%
Total Annual Fund Operating Expenses		3.54%	3.19%
Fee Waiver/Expense Reimbursement		(2.09%)	(2.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.45%	1.10%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Geneva Investment Management of Chicago, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through December 27, 2016. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Geneva Advisors Mid Cap Growth Fund (USD $)	One Year	Three Years
Geneva Advisors Mid Cap Growth Fund - Class R Shares	148	459
Geneva Advisors Mid Cap Growth Fund - Class I Shares	112	350

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with medium-sized market capitalizations (“mid-cap companies”).  The Fund defines mid-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Russell Midcap® Growth Index.  As of September 30, 2013 the range of market capitalizations of the Russell Midcap® Growth Index was $744 million to $29 billion.

The Fund seeks to achieve its investment objective by investing primarily in common stocks of mid-cap U.S. companies.  Equity securities in which the Fund may invest also include other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities of mid-cap companies.   In addition to U.S. companies, the Fund may invest in equity securities of “foreign issuers,” including issuers located in emerging markets.  “Foreign issuers” means non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts (“ADRs”); or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange.

Under normal market conditions, the Adviser uses a bottom-up, fundamental investment approach to identify quality growth companies.  In assessing whether a company is a quality growth company, the Adviser may consider, among other things, whether such company has sustainable competitive advantages and highly visible future growth potential, including internal revenue growth, large market opportunities and simple business models, and shows strong cash flow generation and high return on invested capital.  The Fund’s investment strategy focuses on identifying mid-cap companies within multiple industry groups.  Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase equity securities that have stronger relative performance than other equity securities.  The Adviser may sell the Fund’s investments for a variety of reasons, including securing gains, to limit losses or to reinvest in more promising investment opportunities.

Principal Risks
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of its shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Equity Market Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Mid-Cap Company Risk.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

•
Growth Stock Risk.  Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities.  Growth securities may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

•
Foreign Securities Risk.  Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

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Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

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Depository Receipts Risk.  The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

•
Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.genevafunds.com or by calling the Fund toll-free at 1-877-343-6382.